UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA             05/21/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   60

FORM 13F INFORMATION TABLE VALUE TOTAL:   $125,816,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                       BANTA ASSET MANAGEMENT                                              PAGE 1

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/08

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      217     2745  SH      SOLE                     2745        0        0
ALCOA INC                      COM              013817101      212     5885  SH      SOLE                     5885        0        0
ALLSCRIPTS HEALTHCARE SOLUTICO COM              01988P108     2450   237450  SH      SOLE                   237450        0        0
AMERICAN EXPRESS CO            COM              025816109     3850    88055  SH      SOLE                    88055        0        0
AMERICAN INTL GROUP INC        COM              026874107     4240    98044  SH      SOLE                    98044        0        0
AMGEN INC                      COM              031162100     5228   125125  SH      SOLE                   125125        0        0
APPLE COMPUTER INC             COM              037833100     3708    25841  SH      SOLE                    25841        0        0
BAC CAP TR V GTD CAP SEC 6.00  PREFERRED STOCKS 055184204      752    35375  SH      SOLE                    35375        0        0
BAC CAP TR X CAP SEC 6.25%     PREFERRED STOCKS 055189203      262    11725  SH      SOLE                    11725        0        0
BAC CAP TR XII GTD CAP 6.875%  PREFERRED STOCKS 05633T209      216     9140  SH      SOLE                     9140        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2980    78613  SH      SOLE                    78613        0        0
BAXTER INTL INC                COM              071813109      219     3786  SH      SOLE                     3786        0        0
BOEING CO                      COM              097023105     6278    84410  SH      SOLE                    84410        0        0
CATERPILLAR INC                COM              149123101     5351    68350  SH      SOLE                    68350        0        0
CBS CORP NEW SR NT 6.75%       PREFERRED STOCKS 124857400      356    16165  SH      SOLE                    16165        0        0
CISCO SYS INC                  COM              17275R102     3287   136443  SH      SOLE                   136443        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      604    30750  SH      SOLE                    30750        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      397    17840  SH      SOLE                    17840        0        0
CITIGROUP INC                  COM              172967101     4321   201717  SH      SOLE                   201717        0        0
COCA COLA CO                   COM              191216100      210     3445  SH      SOLE                     3445        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      548    32825  SH      SOLE                    32825        0        0
COVIDIEN LTD                   COM              G2552X108     4551   102839  SH      SOLE                   102839        0        0
CUMMINS ENGINE INC             COM              231021106     6050   129226  SH      SOLE                   129226        0        0
DIAMONDS TR UNIT SER 1         COM              252787106      319     2604  SH      SOLE                     2604        0        0
EXXON MOBIL CORP               COM              30231G102      590     6981  SH      SOLE                     6981        0        0
FORD MTR CO CAP 6.5% 32        PREFERRED STOCKS 345395206      289     9823  SH      SOLE                     9823        0        0
FREEPORT MCMORAN COPPER&GOLDCL COM              35671D857      245     2544  SH      SOLE                     2544        0        0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      704    28775  SH      SOLE                    28775        0        0
GENERAL ELEC CO                COM              369604103      515    13905  SH      SOLE                    13905        0        0
GENERAL MTRS CORP DEB SR CONV  PREFERRED STOCKS 370442733      360    22120  SH      SOLE                    22120        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4957    29974  SH      SOLE                    29974        0        0
IBM                            COM              459200101     5758    50013  SH      SOLE                    50013        0        0
INTEL CORP                     COM              458140100     3098   146255  SH      SOLE                   146255        0        0
JOHNSON & JOHNSON              COM              478160104      340     5245  SH      SOLE                     5245        0        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      623    26100  SH      SOLE                    26100        0        0
JP MORGAN CHASE & CO           COM              46625H100     4099    95445  SH      SOLE                    95445        0        0
LEHMAN BROS HLDGS CAP TR IIIPF PREFERRED STOCKS 52519Y209      465    26150  SH      SOLE                    26150        0        0
LEHMAN BROS HLDGS CAP TR VI PF PREFERRED STOCKS 52520X208      533    29475  SH      SOLE                    29475        0        0
MASCO CORP                     COM              574599106     2118   106810  SH      SOLE                   106810        0        0
MERRILL LYNCH CAP TR I GTD CAP PREFERRED STOCKS 590199204      450    22625  SH      SOLE                    22625        0        0
MERRILL LYNCH CAP TR II PFD GD PREFERRED STOCKS 59024T203      637    32075  SH      SOLE                    32075        0        0
MERRILL LYNCH & CO INC         COM              590188108     3555    87265  SH      SOLE                    87265        0        0
NOKIA CORP SPONSORED ADR       COM              654902204     8012   251708  SH      SOLE                   251708        0        0
OPPENHEIMER STRATEGIC FDS TRIN MUTUAL FUNDS     68380K102       77    17481  SH      SOLE                    17481        0        0
PHILIP MORRIS INTL INC COM     COM              718172109      272     5385  SH      SOLE                     5385        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     3366    48032  SH      SOLE                    48032        0        0
PUBLIC STORAGE INC PFD 1/1000  PREFERRED STOCKS 74460D448      811    37875  SH      SOLE                    37875        0        0
PUBLIC STORAGE INC PFD DP 1/10 PREFERRED STOCKS 74460D398      336    15515  SH      SOLE                    15515        0        0
SEARS HLDGS CORP               COM              812350106     2758    27020  SH      SOLE                    27020        0        0
SPDR TR UNIT SER 1             COM              78462F103      215     1632  SH      SOLE                     1632        0        0
STRYKER CORP                   COM              863667101     2906    44675  SH      SOLE                    44675        0        0


                                                       BANTA ASSET MANAGEMENT                                              PAGE 2

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/08

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
TEXAS INSTRS INC               COM              882508104     2075    73405  SH      SOLE                    73405        0        0
UNITED STATES CELLULAR CORP SR PREFERRED STOCKS 911684306      544    24960  SH      SOLE                    24960        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     6240    90666  SH      SOLE                    90666        0        0
VERIZON COMMUNICATIONS         COM              92343V104     3492    95806  SH      SOLE                    95806        0        0
VIACOM INC NEW NT SR 55 6.85%  PREFERRED STOCKS 92553P300     1565    67240  SH      SOLE                    67240        0        0
WABCO HLDGS INC                COM              92927K102     3132    68648  SH      SOLE                    68648        0        0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      854    39200  SH      SOLE                    39200        0        0
WELLS FARGO CAP XI PFD TRUPS 3 PREFERRED STOCKS 94979S207      214     9180  SH      SOLE                     9180        0        0
ZIMMER HLDGS INC               COM              98956P102     3005    38600  SH      SOLE                    38600        0        0